Cover Page	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2020
Cover [Abstract]
Document Type	POS AM
Contact Personnel Name	Dylan B. Lissette
Entity Registrant Name	Utz Brands, Inc.
Entity Address, Address Line One	900 High Street
Entity Address, City or Town	Hanover
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17331
City Area Code	717
Local Phone Number	637-6644
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key		0001739566
Amendment Flag		false